Loss per share (Tables)	9 Months Ended
Sep. 30, 2024
Earnings per share [abstract]
Loss per share

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Basic and diluted loss for the period (£'000)	(52,133)	(31,214)	(109,378)	(104,828)
Basic and diluted weighted average number of shares	129,178,562	124,511,492	127,260,159	123,844,172
Basic and diluted loss per share (£)	(0.40)	(0.25)	(0.86)	(0.85)